Annual Total Returns[BarChart] - Transamerica Madison Diversified Income VP - Service	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.66%	9.22%	5.81%	0.15%	6.84%	9.52%	(0.75%)	14.94%	7.95%